Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables [Abstract]
Schedule of Other Payables
	December 31,
	2025	2024
Government institutions	20	188
Employees and related benefits	123	145
Loan commitment liability	258	-
Revenue sharing payment payable	214	171
Accrued expenses	790	628
Payable due to distribution agreement (see note 6(b))	800	-
Other payables	255	36
	2,460	1,168